Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500 at December 31, 2025 and 2024:

	2025	2024
Statements of net assets available for benefits:
Net assets available for benefits per the financial statements	$8,075,715,079	$7,405,052,698
Less: Amounts allocated to withdrawing participants	(1,184,120)	(894,572)
Net assets available for benefits per the Form 5500, at fair value	$8,074,530,959	$7,404,158,126

The following is a reconciliation of benefits paid to and withdrawals by participants per the financial statements to Form 5500 for the year ended December 31, 2025:

Benefits paid to and withdrawals by participants per the financial statements	$745,419,286
Add: Amounts allocated to withdrawing participants and accrued on Form 5500	1,184,120
Less: Prior year amounts allocated to withdrawing participants	(894,572)
Benefits paid to participants per Form 5500	$745,708,834

Amounts allocated to withdrawing participants are recorded on Form 5500 for benefit distributions that have been processed and approved for payment prior to December 31, 2025 but not reflected as paid as of that date.

The following is a reconciliation of the decrease in net assets available for benefits per the financial statements to Form 5500 for the year ended December 31, 2025:

Statement of changes in net assets available for benefits:
Increase in net assets before plan transfers per the financial statements	$672,275,769
Less: Amounts allocated to withdrawing participants	(289,548)
Net gain per Form 5500	$671,986,221